Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Carryforward losses	$ 40,133	$ 34,984
Research and development expenses	4,044	5,376
Operating lease liabilities	292	490
Reserves and allowances	207	157
Deferred tax assets before valuation allowance	44,676	41,007
Valuation allowance	(44,338)	(40,448)
Total deferred tax assets	338	559
Deferred tax liabilities:
Operating lease ROU assets	(338)	(559)
Total deferred tax liabilities	(338)	(559)
Net deferred tax assets, net